RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

19.	RELATED PARTY TRANSACTIONS

Trade receivables/payables and accrued receivables/payables:

As at June 30, 2024, the Company had $18,000 (2023 - $95,345) payable to related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and six months ended June 30, 2024 and 2023 included:

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Director fees	$91,463	$151,577	$243,900	$303,240
Salaries	127,518	431,407	269,586	533,522
Share-based payments	181,749	267,638	303,861	530,880
	$400,730	$850,622	$817,347	$1,367,642

During the three months ended June 30, 2024, the directors agreed to a 20% reduction in their fees for the first and second quarter resulting in an adjustment of $30,488 to the first quarter directors’ fees which flowed through the second quarter.

Other related party transactions

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Management fees paid to a company controlled by CEO and director	$65,702	$280,000	$125,702	$380,000
Management fees paid to a company that the CEO holds an economic interest in	109,437	123,153	215,687	226,782
Management fees paid to a company controlled by the former President and director	36,991	86,754	77,424	145,152
	$212,130	$489,907	$418,813	$751,934